SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation
(a)	Basis of presentation and principle of consolidation

The consolidated financial statements of Wins Finance and its subsidiaries are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The consolidated financial statements include the financial statements of Wins Finance, its subsidiaries, including the wholly-foreign owned enterprises ("WFOEs") in the PRC.

A subsidiary is an entity in which Wins Finance (i) directly or indirectly controls more than 50% of the voting power; or (ii) has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

All significant inter-Company transactions and balances have been eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using information then currently available. Changes in facts and circumstances may cause Wins Finance to revise its estimates. Material estimates that are particularly susceptible to significant change in the near-term include the determination of the allowances for doubtful accounts receivable and for guarantee losses.

Significant accounting estimates reflected in the financial statements include, but are not limited to: (i) the allowance for doubtful receivables; (ii) estimates of losses on unexpired contracts and financial guarantee service contracts; (iii) accrual of estimated liabilities; (iv) useful lives of long-lived assets; (v) impairment of long-lived assets; (vi) valuation allowance for deferred tax assets; (vii) contingencies; and (viii) share-based compensation.

Operating segments
(c)	Operating segments

ASC 280, Segment Reporting, requires companies to report financial and descriptive information about their reportable operating segments, including segment profit or loss, certain specific revenue and expense items, and segment assets. All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others.

The Company’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for both the financing lease business and the guarantee business. The Company’s net revenues are all generated from customers in the PRC. Hence, The Company operates and manages its business within one reportable segment, which is to provide financial services in the PRC domestic market.

For the year ended June 30, 2018, there were three customers that accounted for 24%, 16% and 10% of the Company’s revenue, respectively. For the year ended June 30, 2017, there were two customers that accounted for 19% and 13% of the Company’s revenue, respectively. For the year ended June 30, 2016, there were no customers that individually accounted for 10% or more of the Company’s revenue.

As of June 30, 2018, two customers accounted for 19% and 14% of the aggregate balances of loans guaranteed by Dongsheng Guarantee. As of June 30, 2017, two customers accounted for 13% and 11% of the aggregate balances of loans guaranteed by Dongsheng Guarantee.

As of June 30, 2018, four customers accounted for 18%, 17%, 13% and 12%, respectively, of the minimum lease payments receivable of Jinshang Leasing. As of June 30, 2017, two customers accounted for 25% and 20%, respectively, of the minimum lease payments receivable of Jinshang Leasing.

Cash and cash equivalents
(d)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and all highly liquid investments with original maturities of three months or less that are unrestricted as to withdrawal and use.

Restricted Cash
(e)	Restricted cash

Restricted cash represents cash pledged to banks by Wins Finance’s subsidiary Dongsheng Guarantee, as guarantor for guarantee business customers. The banks providing loans to the Company’s guarantee service customers generally require Dongsheng Guarantee, as the guarantor of the loans, to pledge a cash deposit of a minimum of 10% to 20% of the guaranteed amount to an escrow account that is restricted from use. The deposit is released after the guaranteed bank loan is paid off and Dongsheng Guarantee’s guarantee obligations expire, which is usually within 12 months from the time the loan and guarantee are initiated.

Short-term investments
(f)	Short-term investments

Investments in non-marketable asset management products issued by banks and financial institutions (the issuers) with original maturities of one year to five years that could be redeemed or are transferrable at any time are classified as short-term investments under the cost method. The Company’s asset management products are managed by banks and financial institutions and invested in fixed-income financial products that are permitted by the China Securities Regulatory Commission (“SRC”), such as government bonds, corporate bonds and central bank notes. The investment portfolios of these products are not disclosed to the Company by the banks or financial institutions. If the banks and financial institutions are required to redeem these investments, they will redeem them at a price equal to the outstanding principal plus accrued and unpaid interest. The Company carries these cost method investments at cost and only adjusts for other-than-temporary impairments and distributions of earnings. Management regularly evaluates the impairment of theses cost method investments at the individual security level. If the fair value of an investment is less than its amortized cost basis at the balance sheet date of the report period for which impairment is being assessed, management will determine whether the decline in fair value is temporary or permanent. If the decline in fair value is other than temporary, the cost basis of the individual security is written down to fair value as the new cost basis, and the amount of the write-down is included in current earnings. There is no impairment noted for either of the reporting periods presented herein.

Interest income from short-term investments is recognized when the Company’s right to receive payment is established. Accrued but unpaid interest income is recorded as interest receivable in the accompanying consolidated balance sheets.

Financial guarantee service contracts
(g)	Financial guarantee service contracts

The Company’s financial guarantee service contracts protect lenders by providing Dongsheng Guarantee’s agreement to pay an obligor’s obligations to a holder of the debt if the obligor fails to pay the obligations when they become due. Dongsheng Guarantee makes payment if the obligor fails in making payment when due. If the debtor defaults, the creditor would perform a direct claim on the guarantor. The financial guarantee service contract is classified as direct guarantee of indebtedness

The contract amounts reflect the extent of involvement the Company has in the guarantee transaction and also represents Dongsheng Guarantee’s maximum exposure to credit loss. Under PRC regulations, the maximum amount Dongsheng Guarantee may provide to its financial guarantee customers is 10 times its net assets. As of June 30, 2018 and 2017, the net assets of Dongsheng Guarantee were $219 million and $205 million, respectively.

Dongsheng Guarantee is a party to off-balance-sheet financial instruments in the normal course of business to meet the financing needs of its customers. Financial instruments whose contract amounts represent credit risk are as follows:

	June 30, 2018	June 30, 2017

Maximum guarantee issued	$47,929,839	$67,314,661

Where Dongsheng Guarantee issues a guarantee, the fair value of the guarantee contract issued is initially recognized as unearned income from financial guarantee services within liabilities. The fair value of guarantees issued at the time of issuance is determined by reference to commissions charged in an arm’s length transaction for similar services, adjusted for transaction costs that are directly attributable to the issuance of the guarantee.

The fair value of the guarantee initially recognized as unearned income is amortized in profit or loss over the term of the guarantee as commissions and fees on financial guarantee services. In addition, provisions are recognized in accordance with Note 2(i) if and when (i) it becomes probable that the holder of the guarantee will call upon Dongsheng Guarantee under the guarantee, and (ii) the amount of that claim on Dongsheng Guarantee is expected to exceed the amount currently carried in unearned income in respect of that guarantee i.e. the amount initially recognized, less accumulated amortization.

Guarantee paid on behalf of guarantee service customers, net
(h)	Guarantee paid on behalf of guarantee service customers, net

As guarantor of guarantee service customers’ loans from banks and financial institutions, Dongsheng Guarantee is obligated to repay to the banks or financial institutions for the unpaid principal and accrued interest of the loans when customers default on their loans. Repayments on behalf of guarantee service customers are recorded as guarantees paid on behalf of guarantee service customers in the Company’s consolidated balance sheets. As of June 30, 2018 and 2017, uncollected guarantees paid on behalf of guarantee service customers from guarantee service customers on whose behalf Dongsheng Guarantee had repaid the loans were $2,954,188 and $1,560,615, respectively. Management performs an evaluation of the adequacy of the allowance. The allowance is based on the Company’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. As of June 30, 2018 and 2017, the Company accrued allowance of $2,846,715 and nil on the guarantee paid on behalf of guarantee service customers.

Provision for guarantee losses
(i)	Provision for guarantee losses

A provision for possible losses to be absorbed by Dongsheng Guarantee for financial guarantees it provides is recorded as an accrued liability when the guarantees are made and recorded as “Allowance on financial guarantee services” in the consolidated balance sheets. This accrued liability represents probable losses and is increased or decreased by accruing a “Provision/(reversal of provision) on financial guarantee services” against commission and fee income from guarantee services throughout the terms of the guarantees as necessary when additional relevant information becomes available.

The methodology used to estimate the liability for possible guarantee losses considers the guarantee contract amounts and a variety of factors, which include, depending on the counterparty, the latest financial position and performance of the borrowers, actual defaults, estimated future defaults, historical loss experience, estimated value of collateral or guarantees the customers or third parties offered, and other economic conditions, such as economic trends in the area and the country. The estimates are based upon information available at the time the estimates are made. It is possible that prior experience and default history of the borrowers are not indicative of future losses on guarantees made. Any increase or decrease in the provision would affect the Company’s consolidated income statements in future years.

Dongsheng Guarantee provides “Specific Allowance” for the financial guarantee services if any specific collectability risk is identified, and a “General Allowance”, based on total guarantee contract amount of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Dongsheng Guarantee performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

	For the years ended June 30,
	2018	2017	2016

Allowance on financial guarantee at the beginning of year	$673,147	$3,079,684	$1,261,868
Reversal of general allowance	(258,439)	(126,211)	(355,313)
Specific allowance (reversal)	2,240,512	(3,082,616)	3,263,312
Write-down against allowance	-	-	(932,375)
Reversal - recoveries by cash	-	880,747	-
Effect of foreign currency translation	(17,984)	(78,457)	(157,808)
Allowance on financial guarantee at the end of year	$2,637,236	$673,147	$3,079,684

Net investment in direct financing leases
(j)	Net investment in direct financing leases

Lease contracts that Jinshang Leasing enters with financing lease customers transfer substantially all the rewards and risks of ownership of the leased assets, other than legal title, to the customers. These financing lease contracts are accounted for as direct financing leases in accordance with ASC 840-10-25 and ASC 840-40-25. At the inception of a transaction, the cost of the leased property is capitalized at the present value of the minimum lease payment receivables and the unguaranteed residual value of the property at the end of the lease. The difference between the sum of (i) the minimum lease payment receivables and the unguaranteed residual value and (ii) the cost of the leased property is recognized as unearned income. Unearned income is recognized over the period of the lease using the effective interest rate method.

Net investment in direct financing leases is recorded at net realizable value consisting of minimum lease payments to be received less allowance for uncollectible, as needed, and less the unearned income. The allowance for lease payment receivable losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on Jinshang Leasing’s loss history, known and inherent risks in the transactions, adverse situations that may affect the lessee’s ability to repay, the estimated value of any underlying asset, current economic conditions and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available. While management uses the best information available upon which to base estimates, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used for the purposes of analysis.

Jinshang Leasing provides “Specific Allowance” for the lease payment receivable of lease transactions if any specific collectability risk is identified, and a “General Allowance”, based on total minimum lease payment receivable balance of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Jinshang Leasing performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

Revenue recognition
(k)	Revenue recognition

Revenue is recognized when there are probable economic benefits to the Company and when the revenue can be measured reliably, on the following:

Commission income and evaluation income on guarantee service

Commission income on guarantee services is recognized when guarantee contracts have been made whereby the related guarantee obligations have been accepted, the economic benefits associated with the guarantee contracts will probably be realized, and the amount of revenue associated with the guarantee contracts can be measured reliably. Commission income is determined based on the total fees provided for in the guarantee contracts, is recorded in full at inception as unearned income and is recognized as commission income in the income statement over the period of the guarantee using the straight-line method. The agreed commission is generally 2% to 6% of the guaranteed amount for 12 months, which represents the estimated fair value of the non-contingent guarantee liability at the inception of the guarantee.

Dongsheng Guarantee charges its financial guarantee customers a one-time fee for evaluations. Dongsheng Guarantee performs as to the likelihood that customers are qualified to apply for loans from banks and other financial institutions. Evaluation income is recognized upon the completion of the evaluation. There was no such income during the years ended June 30, 2018, 2017 and 2016.

Direct financing lease interest income

Direct financing lease interest income is recognized on an accrual basis using the effective interest method over the term of the lease by applying the rate that discounts the estimated future minimum lease payment receivables through the period of the lease to the amount of the net investment in the direct financing lease at inception.

The accrual of financing lease interest income is discontinued when a customer becomes 90 days or more past due on its lease or interest payments to Jinshang Leasing, unless Jinshang Leasing believes the interest is otherwise recoverable. Leases may be placed on non-accrual earlier if Jinshang Leasing has significant doubt about the ability of the customer to meet its lease obligations, as evidenced by consistent delinquency, deterioration in the customer’s financial condition or other relevant factors. Payments received while the lease is on non-accrual are applied to reduce the amount of the recorded value. Jinshang Leasing resumes accruing the interest income when Jinshang Leasing determines that the interest has again become recoverable, as, for example, if the customer resumes payment of the previous interest, and shows material improvement in its operating performance, financial position, and similar indicators.

Financial advisory and agency income

Jinshang Leasing and Dongsheng Guarantee provide financing solutions to customers and receive advisory fees as compensation. The advisory fees are recognized as income during the service period as the related service obligations are completed.

As a licensed finance lease Company, Jinshang Leasing acts as agent in finance lease transactions between other finance lessors and lessees, or between banks and lessees. Jinshang Leasing neither receives the benefit of receiving the lease payments nor assumes the repayment obligations in these transactions. The lease agency income and advisory fees received in these transactions are recognized as income on a net basis during the service period as the related service obligations are completed.

Jinshang Leasing acts as a financing agency between other financial leasing companies that need capital and financial institutions that are willing to provide capital. Other financial leasing companies factor to Jinshang Leasing their right to collect capital lease receivables in order to obtain capital from Jinshang Leasing, and Jinshang Leasing factors to other financial institutions its right to collect debts from these financial leasing companies in order to finance entirely the capital that Jinshang Leasing provides to other financial leasing companies. All of these factoring transactions are structured with recourse rights to the assignor of the receivable. Specifically, the financial institutions bear the credit risk should the financial leasing companies fail to repay capital lease receivables. Financial agency income that Jinshang Leasing earns from factoring transactions is accrued monthly as net interest income and payments that Jinshang Leasing makes on factoring loans from financial institutions are accrued monthly as interest cost, in each case in accordance with the terms of the factoring loan contracts. Jinshang Leasing recorded net interest income of nil in each of the years ended June 30, 2018, 2017 and 2016 on these financing agency transactions.

Property and equipment
(l)	Property and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, with 3% to 5% salvage value. The average estimated useful lives of property and equipment are discussed in Note 8.

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the corresponding accounts and includes any gain or loss in the statements of income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and improvements of equipment are capitalized.

Impairment of long-lived assets
(m)	Impairment of long-lived assets

The Company applies the provisions of ASC No. 360 Sub topic 10, “Impairment or Disposal of Long-Lived Assets” (ASC 360-10) issued by the Financial Accounting Standards Board (“FASB”). ASC 360-10 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

The Company tests long-lived assets, including property and equipment and finite-lived intangible assets, for impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount of the assets is greater than their fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows at the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. There were no impairment losses on long-lived assets in the years ended June 30, 2018, 2017 and 2016.

Fair value measurements
(n)	Fair value measurements

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information for financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

Level 1 -	inputs are based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

As of June 30, 2018 and 2017, financial instruments of the Company primarily consisted of cash, restricted cash, accounts receivables, other receivables, and bank and other loans which were carried at cost or amortized cost on the consolidated balance sheets, and carrying amounts approximated their fair values because of their generally short maturities or the rate of interest of these instruments approximate the market rate of interest.

Foreign currency translation
(o)	Foreign currency translation

The Company’s functional and reporting currency is the United States Dollar (“US dollars” or “USD”). The functional currency of the Company’s subsidiaries in the PRC is the Chinese Yuan, or Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

For financial reporting purposes, the financial statements of the Company’s subsidiaries are prepared using RMB and translated into the Company’s functional currency at the exchange rates quoted by www.oanda.com. Assets and liabilities are translated using the exchange rate in effect at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and stockholders' equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2018	June 30, 2017
Balance sheet items, except for equity accounts	6.6191	6.7774

	For the years ended June 30,
	2018	2017	2016
Items in the statements of income and comprehensive income, and statements of cash flows	6.5052	6.8124	6.4352

Interest expense
(p)	Interest expense
  Interest expense derived from the loans providing funds for financial leasing contracts is classified as cost of revenue in the consolidated statements of income.

Non-interest expenses
(q)	Non-interest expenses

Non-interest expenses primarily consist of salary and benefits for employees, travel cost, entertainment expense, depreciation of equipment, office rental expense, professional service fees, office supplies, and similar items.

Income taxes
(r)	Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” ASC 740 requires a Company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment of the changes.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Under the Corporate Income Tax Law of the PRC and related regulations (collectively, the “CIT Law”), small business credit guarantee institutions are allowed to deduct from taxable income an allowance for guarantee losses as follows:

(i)	Guarantee Compensation Reserve - up to 1% of the balance of liabilities guaranteed by the Company as of the end of each year; the Guarantee Compensation Reserve of the end of the previous year is required to be added to the current year’s taxable income.

(ii)	Unexpired Liability Reserve - up to 50% of the current year’s guarantee income; the Unexpired Liability Reserve as of the end previous year is required to be added to the current year’s taxable income.

(iii)	Actual guarantee compensation losses incurred by small business credit guarantee institutions are required to be first applied as a write-off of the Guarantee Compensation Reserve, and any amount in excess of the Guarantee Compensation Reserve deductible from the current year’s taxable income.

Comprehensive income
(s)	Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of operations and comprehensive income.

Accumulated other comprehensive income, as presented on the balance sheets, represents cumulative foreign currency translation adjustments.

Operating leases
(t)	Operating leases

The Company leases its office premises under lease agreements that qualify as operating leases. The Company records the rental under the lease agreements as operating expenses on a straight-line basis over the lease periods.

Share-based compensation
(u)	Share-based compensation

The Company accounts for share-based compensation awards to employees in accordance with ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of estimated forfeitures over the requisite service period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

If an award is cancelled for no consideration and it is not accompanied by a concurrent grant of (or offer to grant) a replacement award, it is accounted for as a repurchase for no consideration. Any unrecognized compensation cost is recognized on the cancellation date. Cancellation of an award, accompanied by a concurrent grant of (or offer to grant) a replacement award, is accounted for as a modification of the cancelled award (ASC 718-20-35-8 through 35-9).

Commitments and contingencies
(v)	Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among other things, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Earnings per Share (EPS)
(w)	Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares pertaining to warrants, stock options, and similar instruments had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding unvested restricted stock, options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

Recently issued accounting pronouncements
(x)	Recently issued accounting pronouncements

In
November
2016, the Financial Accounting Standards Board (the "FASB") issued
Accounting Standards Update ("ASU")
2016-18, "
Statement of Cash Flows (Topic 230): Restricted Cash
." ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning and ending balances shown on the statement of cash flows. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years and early adoption is permitted. ASU 2016-18 must be applied retrospectively to all periods presented. The Company adopted this ASU beginning July 1, 2018. As of June 30, 2018 and 2017, the balances of restricted cash were $23,082,396 and $24,282,208, respectively.

In August 2016, the FASB issued ASU 2016-15, "
Classification of Certain Cash Receipts and Cash Payments (Topic 230)"
. ASU 2016-15 adds and clarifies guidance on the classification of certain cash receipts and payments in the statement of cash flows, reducing the existing diversity in practice that has resulted from the lack of consistent principles on this topic. ASU 2016-15 is effective for interim and fiscal years beginning after December 15, 2017, with early adoption is permitted. The Company adopted this ASU beginning July 1, 2018, and does not expect the standard to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326) for recognition of credit losses on financial instruments, which is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 (i.e., January 1, 2020, for calendar year entities), with early adoption permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The guidance introduces a new credit reserving model known as the Current Expected Credit Loss (CECL) model, which is based on expected losses, and differs significantly from the incurred loss approach used today. The CECL model requires measurement of expected credit losses not only based on historical experience and current conditions, but also by including reasonable and supportable forecasts incorporating forward-looking information and will likely result in earlier recognition of credit reserves. The Company does not intend to adopt the new standard early and is currently evaluating the impact the new guidance will have on its financial position, results of operations and cash flows.

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606). This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition.’’ In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. For publicly-traded business entities, Topic 606 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective method). The Company will adopt the new revenue standard beginning July 1, 2018, using the modified retrospective method. The Company anticipates that the application of the new standard in the future may result in more disclosures, but its application is not likely to have a material impact on the timing and amounts of revenue recognized in the respective reporting periods.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The most significant impact on our consolidated financial statements relates to the recognition and measurement of equity investments at fair value, with changes in the fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company will adopt ASU 2016-01 effective July 1, 2018, and expects this ASU will not have a material impact on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02,
Leases (Topic 842)
. Under the new guidance, lessees will be required recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1) A lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and 2) A right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those years. Early adoption is permitted. The Company is evaluating this ASU and has not determined the effect of this standard on its ongoing financial reporting.

In March 2016, the FASB issued ASU 2016-09,
Compensation – Stock Compensation: Improvements to Employee Share-Based Payment Accounting
, which relates to the accounting for employee share-based payments. This standard addresses several aspects of the accounting for share-based payment award transactions, including: (a) income tax consequences; (b) classification of awards as either equity or liabilities; and (c) classification on the statement of cash flows; (d) accounting for forfeitures of share-based payments. This standard will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company adopted this ASU beginning July 1, 2017 with no material impact on its consolidated financial statements.

There were various other accounting standards and updates recently issued, none of which are expected to have a material impact on the Company's financial position, operations, or cash flows.